Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Employee Benefits [Abstract]
Schedule of post-employee benefits
	Year ended December 31
	2018	2017
	USD thousands	USD thousands
Short-term benefits	136	112
Post-employment benefits	405	492

Schedule of defined contribution plan in respect of its employees
	Year ended December 31
	2018	2017	2016
	USD thousands	USD thousands	USD thousands

Amount recognized as expense in respect of defined contribution plan	95	52	39